                         VAN KAMPEN TAX FREE MONEY FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         VAN KAMPEN TAX FREE MONEY FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 27, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE